Expense Example {- Fidelity Advisor Mortgage Securities Fund} - 08.31 Fidelity Advisor Mortgage Securities Fund Retail PRO-08 - Fidelity Advisor Mortgage Securities Fund - Fidelity Mortgage Securities Fund
Oct. 29, 2022 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567